Capital Management	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Capital Management
6.	CAPITAL MANAGEMENT
The Company’s objectives when managing capital are:

(a)	to maintain a flexible capital structure which optimizes the cost of capital at acceptable risk;
(b)	to meet external capital requirements on debt and credit facilities;
(c)	to ensure adequate capital to support long-term growth strategy; and
(d)	to provide an adequate return to shareholders.

The Company continuously monitors and reviews the capital structure to ensure the objectives are met.
Management defines capital as the combination of its indebtedness, as disclosed in Note 17, its governmental loans, as disclosed in Note 21, its senior secured lien notes, as disclosed in Note 20, and the equity balance, as disclosed in Note 28. The Company manages the capital structure within the context of the business strategy, general economic conditions, market conditions in the steel industry and the risk characteristics of assets.
The Company is in compliance with the covenants under its existing debt agreements at December 31, 2024 and March 31, 2024.